Schedule I - Crestwood Equity Partners LP - Parent Only - Statement of Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (95.3)	$ (756.7)	$ (610.2)	$ (72.8)	$ 29.1	$ (49.2)	$ 27.1	$ 11.0	$ 25.8	$ (1,410.6)	$ 14.7	$ (12.4)
Crestwood Equity Partners LP
Condensed Financial Statements, Captions [Line Items]
Net loss	(93.7)	$ (1,402.4)	$ (623.4)	$ (296.0)	18.1	$ (30.7)	$ 11.9	$ (4.8)	$ 13.2	(2,303.7)	(10.4)	(50.6)
Change in fair value of Suburban Propane Partners, LP units	0.8				0.0					(2.7)	(0.5)	(0.1)
Comprehensive income (loss) attributable to Crestwood Equity Partners LP	$ (98.8)				$ 8.3					(1,669.6)	55.9	6.6
Crestwood Equity Partners LP | Parent Company
Condensed Financial Statements, Captions [Line Items]
Net loss										(2,303.7)	(10.4)	(50.6)
Change in fair value of Suburban Propane Partners, LP units										(2.7)	(0.5)	(0.1)
Comprehensive income (loss) attributable to Crestwood Equity Partners LP										$ (2,306.4)	$ (10.9)	$ (50.7)